May 4, 2021
VIA EDGAR
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN:	Mr. Mark Cowan Document Control – Edgar
RE:	RiverSource Life Insurance Company (“Company”) on behalf of RiverSource Variable Life Separate Account (“Registrant”) File Nos. 333-227506 and 811-04298 RiverSource Variable Universal Life 6 Insurance
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post-Effective Amendment No. 10 (Amendment). This Amendment was filed electronically on April 28, 2021.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.
Sincerely,
/s/ Dixie Carroll
Dixie Carroll Assistant General Counsel and Assistant Secretary